Credit Facilities and Debt Credit Facilities and Debt - Credit Facilities Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Aug. 07, 2013
Line of Credit Facility [Line Items]
Long-term debt, face value	$ 2,220,200	$ 2,217,400
Credit Facility	472,542
Deferred Finance Costs, Net	$ 15,700	19,000
Amended Credit Agreement [Member]
Line of Credit Facility [Line Items]
Percentage of Capital Stock of Domestic Subsidiaries Pledged as Collateral	100.00%
Term Loan Facility
Line of Credit Facility [Line Items]
Debt Covenants, Percentage of Net Cash Proceeds from Asset Sales	100.00%
Debt Covenants, Percentage of Net Cash Proceeds from Issuance or Incurrence of Debt	100.00%
Debt Covenants, Percentage of Extraordinary Receipts	100.00%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 75,000
Credit Facility	$ 471,766	476,399
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.375%
Deferred Finance Costs, Net	$ 1,800	$ 2,400
Letters of Credit Outstanding, Amount	$ 6,300
Minimum | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.25%
Maximum | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.375%
Term Loan Facility Due August Seventh Twenty Ninteen [Member]
Line of Credit Facility [Line Items]
Credit Facility	$ 472,500
Debt Instrument, Basis Spread on Variable Rate	2.75%
Term Loan Facility Due August Seventh Twenty Ninteen [Member] | London Interbank Offered Rate [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Debt Instrument, Interest Rate, Effective Percentage	2.95%
Extended Maturity Date [Member] | Term Loan Facility
Line of Credit Facility [Line Items]
Credit Facility			$ 472,500
Voting Equity Interests [Member] | Amended Credit Agreement [Member]
Line of Credit Facility [Line Items]
Percentage of Capital Stock of Foreign Subsidiaries Pledged as Collateral	65.00%
Non-voting Equity Interests [Member] | Amended Credit Agreement [Member]
Line of Credit Facility [Line Items]
Percentage of Capital Stock of Foreign Subsidiaries Pledged as Collateral	100.00%